Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	ROCKET LAB USA, INC.
Entity Central Index Key	0001819994
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Rocket Lab USA, Inc., a Delaware corporation, filed a registration statement on Form S-1 (File No. 333-259797) on September 24, 2021, which was declared effective on October 7, 2021 (as amended and supplemented, the “October Registration Statement”). In addition, pursuant to Rule 429 under the Securities Act (as defined below), the prospectus included in the October Registration Statement was a combined prospectus which also related to the registration statement on Form S-4 (File No. 333-257440), which was originally declared effective on July 21, 2021, and pursuant to Rule 429(b), was automatically amended by Post-Effective Amendment No. 1 which became effective concurrently with the effectiveness of the October Registration Statement, (the “July Registration Statement” and together with the October Registration Statement, the “Prior Registration Statements”). This Post-Effective Amendment (this “Post-Effective Amendment”) to each of the Prior Registration Statements is being filed (i) pursuant to Rule 429 under the Securities Act of 1933, as amended, to combine the prospectuses included in the October Registration Statement and the July Registration Statement, (ii) to serve as a Section 10(a)(3) update to the Prior Registration Statements and to make certain other updates to the prospectus that forms a part of this Post-Effective Amendment, (iii) to remove from registration by means of this Post-Effective Amendment certain shares of common stock and private placement warrants described below and (iv) to update the section titled “Selling Securityholders” contained in the prospectus included herein to reflect, among other things, earlier sales or dispositions of common stock and private placement warrants made by certain of the named selling stockholders. On March 24, 2022, Rocket Lab USA, Inc., filed its Annual Report on Form 10-K for fiscal year ended December 31, 2021 (the “Annual Report”). Interested parties should refer to such Annual Report for more information. We have terminated the issuance by us of shares of our common stock issuable upon exercise of the public warrants and private placement warrants as a result of the redemption by us, on January 31, 2022, of all the unexercised public warrants then outstanding in accordance with their terms. In connection with such redemption, the Nasdaq Stock Market LLC (“Nasdaq”), filed an application on Form 25 with the SEC to delist the public warrants on January 31, 2022. The private placement warrants were exercised in full in January 2022. The registration statement is hereby amended to remove and withdraw from registration (i) all unissued shares of our common stock underlying the public warrants and the private placement warrants and (ii) the resale of the private placement warrants. The registration statement is hereby amended to also remove and withdraw from registration all Earnout Shares (as defined herein) which did not become issuable in accordance with the terms of the Merger Agreement (as defined herein). The form of prospectus included in this Post-Effective Amendment may be used in one or more offerings by one or more selling stockholders identified in the prospectus contained herein with one or more of the underwriters named therein and with different types and amounts of securities offered. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Prior Registration Statements.